Stock-Based Compensation - 10K - Narrative (Details) - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	Oct. 15, 2023	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021	Dec. 31, 2008
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Intrinsic value of options exercised		$ 19	$ 0	$ 3
Unrecognized expense	$ 5,112	1,483
Aggregate intrinsic value of options outstanding	$ 8,250	16,628
Aggregate intrinsic value of options exercisable		$ 12,076
Restricted Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Awards outstanding (in shares)	0	0	0
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized expense, period of recognition	3 years 14 days	2 years 6 months
2008 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized (in shares)					2,900,000
Vesting percentage		20.00%
Vesting period		5 years
Expiration period		10 years
Expiration period, employee termination		90 days
Common stock available for future grants (in shares)		92,430